Segment information - Segment EBITA and Segment EBITDA (Details) ¥ in Millions, $ in Millions	6 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)
Revenue	¥ 308,810	$ 45,483	¥ 233,941
Income (Loss) from operations	48,339	7,120	44,739
Add: share-based compensation expense	32,409		15,260
Add: amortization of intangible assets	5,840	$ 860	6,072
Add: impairment of goodwill			576
Core commerce
Revenue	264,240		200,764
Cloud computing
Revenue	27,244		17,078
Digital media and entertainment
Revenue	15,060		13,868
Innovation initiatives and others
Revenue	2,266		2,231
Total segments
Revenue	308,810		233,941
Income (Loss) from operations	58,300		51,122
Add: share-based compensation expense	25,550		13,295
Add: amortization of intangible assets	5,730		5,981
Adjusted EBITA	89,580		70,398
Total segments | Core commerce
Revenue	264,240		200,764
Income (Loss) from operations	76,086		67,118
Add: share-based compensation expense	15,908		7,211
Add: amortization of intangible assets	5,201		5,270
Adjusted EBITA	¥ 97,195		¥ 79,599
Adjusted EBITA margin	37.00%	37.00%	40.00%
Total segments | Cloud computing
Revenue	¥ 27,244		¥ 17,078
Income (Loss) from operations	(5,570)		(3,437)
Add: share-based compensation expense	5,060		2,547
Add: amortization of intangible assets	12		11
Adjusted EBITA	¥ (498)		¥ (879)
Adjusted EBITA margin	(2.00%)	(2.00%)	(5.00%)
Total segments | Digital media and entertainment
Revenue	¥ 15,060		¥ 13,868
Income (Loss) from operations	(4,369)		(6,817)
Add: share-based compensation expense	1,865		1,446
Add: amortization of intangible assets	473		660
Adjusted EBITA	¥ (2,031)		¥ (4,711)
Adjusted EBITA margin	(13.00%)	(13.00%)	(34.00%)
Total segments | Innovation initiatives and others
Revenue	¥ 2,266		¥ 2,231
Income (Loss) from operations	(7,847)		(5,742)
Add: share-based compensation expense	2,717		2,091
Add: amortization of intangible assets	44		40
Adjusted EBITA	¥ (5,086)		¥ (3,611)
Adjusted EBITA margin	(224.00%)	(224.00%)	(162.00%)
Unallocated
Income (Loss) from operations	¥ (9,961)		¥ (6,383)
Add: share-based compensation expense	6,859		1,965
Add: amortization of intangible assets	110		91
Add: impairment of goodwill			576
Adjusted EBITA	¥ (2,992)		¥ (3,751)